Investment Objectives and Goals - WASHINGTON MUTUAL INVESTORS FUND	Apr. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Washington Mutual Investors Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.